Employee Benefit Plans and Similar Obligations	12 Months Ended
Dec. 31, 2018
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Employee Benefit Plans and Similar Obligations
32.	EMPLOYEE BENEFIT PLANS AND SIMILAR OBLIGATIONS

Note 2.b.10 describes the main characteristics and accounting treatment for benefit plans implemented by the Group.

i.	Retirement plan

The total charges recognized under the Retirement Plan amounted to approximately 87, 80 and 80 for the years ended December 31, 2018, 2017 and 2016, respectively.

ii.	Performance Bonus Programs and Performance evaluation

The amount charged to expense related to the Performance Bonus Programs was 2,141, 1,650 and 1,272 for the years ended December 31, 2018, 2017 and 2016, respectively.

iii.	Share-based benefit plan

Consistent with share-based benefit plans approved in previous years, the Board of Directors:

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at its meeting held on June 11, 2014, approved the creation of a new share-based benefit plan 2014-2017 effective for 3 years from July 1, 2014 (grant date), with similar characteristics to those of the 2013-2015 plan.

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at its meeting held on June 8, 2015, approved the creation of a new share-based benefit plan 2015-2018 effective for 3 years from July 1, 2015 (grant date), with similar characteristics to existing plans.

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at its meeting held on May 10, 2016, approved the creation of a new share-based benefit plan 2016-2019 effective for 3 years from July 1, 2016 (grant date), with similar characteristics to the previously implemented schemes.

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at its meeting held on May 9, 2017, approved the creation of a new shared-based benefit plan for 2017-2020 effective for 3 years as from July 1, 2017 (grant date), with similar characteristics to the previously implemented schemes.

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at its meeting held on May 8, 2018, approved the creation of a new shared-based benefit plan for 2018-2021 effective for 3 years as from July 1, 2018 (grant date), with similar characteristics to the previously implemented schemes.

The amount charged to expense in relation with the share-based plans, which are disclosed according to their nature, amounted to 308, 162 and 153 for the fiscal years ended December 31, 2018, 2017 and 2016, respectively.

During the fiscal years ended December 31, 2018, 2017 and 2016, the Company has repurchased 250,795, 263,298 and 171,330 own shares issued for an amount of 120, 100 and 50, respectively, and has delivered to the beneficiaries of the plan 538,252, 502,996 and 520,031 shares, respectively, for purposes of compliance with the share-based benefit plans. The cost of such repurchases is disclosed in the shareholders’ equity under the name of “Cost of acquisition of own shares”, while the nominal value and its adjustment derived from the monetary restatement made under the Prior Accounting Principles have been reclassified from the accounts “Subscribed capital” and “Adjustment to contribution” to the “Treasury shares” and “Adjustment to treasury shares” accounts, respectively.

Information related to the evolution of the quantity of shares, of the plans at the end of the years ended December 31, 2018, 2017 and 2016, is as follows:

Plan 2013-2015

	2018	2017	2016
Amount at the beginning of the year	—	—	188,493
- Granted	—	—	9,130
- Settled	—	—	(193,878)
- Expired	—	—	(3,745)

Amount at end of year(1)	—	—	—

Expense recognized during the year	—	—	6
Fair value of shares on grant date (in U.S. dollars)	—	—	14.75

(1)	The life of the plan in 2016 was 7 months.

Plan 2014-2017

	2018	2017	2016
Amount at the beginning of the year	—	99,278	234,130
- Granted	—	6,269	6,978
- Settled	—	(105,201)	(123,926)
- Expired	—	(346)	(17,904)

Amount at end of year(1)	—	—	99,278

Expense recognized during the year	—	8	28
Fair value of shares on grant date (in U.S. dollars)	—	33.41	33.41

(1)	The life of the plan in 2017 was 7 months, whereas the remaining life as of December 31, 2016 was 7 months.

Plan 2015-2018

	2018	2017	2016
Amount at the beginning of the year	162,051	339,459	602,079
- Granted	—	2,682	—
- Settled	(155,385)	(168,814)	(202,227)
- Expired	(6,666)	(11,276)	(60,393)

Amount at end of year(1)	—	162,051	339,459

Expense recognized during the year	12	26	63
Fair value of shares on grant date (in U.S. dollars)	19.31	19.31	19.31

(1)	The life of the plan in 2018 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2017, and between 7 and 19 months as of December 31, 2016.

Plan 2016-2019

	2018	2017	2016
Amount at the beginning of the year	393,972	682,307	—
- Granted	—	—	682,307
- Settled	(189,303)	(228,981)	—
- Expired	(21,589)	(59,354)	—

Amount at end of year(1)	183,080	393,972	682,307

Expense recognized during the year	54	59	56
Fair value of shares on grant date (in U.S. dollars)	16.99	16.99	16.99

(1)	The average remaining life of the plan is 7 months as of December 31, 2018, between 7 and 19 months as of December 31, 2017 and between 7 and 31 months as of December 31, 2016.

Plan 2017-2020

	2018	2017	2016
Amount at the beginning of the year	644,949	—	—
- Granted	—	646,149	—
- Settled	(193,564)	—	—
- Expired	(75,833)	(1,200)	—

Amount at end of year(1)	375,552	644,949	—

Expense recognized during the year	142	69	—
Fair value of shares on grant date (in U.S.dollars)	20.26	20.26	—

(1)	The average remaining life of the plan is between 7 and 19 months as of December 31, 2018 and between 7 and 31 months as of December 31, 2017.

Plan 2018-2021

	2018	2017	2016
Amount at the beginning of the year	—	—	—
- Granted	761,512	—	—

Amount at end of year(1)	761,512	—	—

Expense recognized during the year	100	—	—
Fair value of shares on grant date (in U.S. dollars)	13.60	—	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2018.